Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Major Related Parties and their Relationships

The table below sets forth the major related parties and their relationships with the Company as of March 31, 2025 and 2026:

Name of related parties	Relationship with the Company
Lui Oi Kheng	Shareholder
Rena Ho	Shareholder, Director, CEO
Nellie Ho	Shareholder, Director, Deputy CEO
Rosie Lee	Shareholder, Director, COO